SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Potentially dilutive securities	4,447,844	4,480,219	5,065,060	4,388,704
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Potentially dilutive securities	4,360,344	4,184,108	4,740,910	4,092,593
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Potentially dilutive securities	87,500
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Potentially dilutive securities		296,111	324,150	296,111